UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND October 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.16%

Aerospace & Defense 4.39%

HEICO Corp.	134,896	$7,692
HEICO Corp. Class A	147,647	5,804
Kaman Corp.	308,971	10,273
Triumph Group, Inc.	346,400	20,126

Total		43,895

Auto Components 0.99%

Tenneco, Inc.*	301,000	9,849

Beverages 1.29%

Hansen Natural Corp.*	144,500	12,874

Capital Markets 1.36%

Stifel Financial Corp.*	425,100	13,548

Chemicals 3.24%

Innospec, Inc.*	172,802	5,219
Kronos Worldwide, Inc.	523,481	11,616
Sensient Technologies Corp.	407,300	15,054
TPC Group, Inc.*	24,130	479

Total		32,368

Commercial Banks 5.01%

Columbia Banking System, Inc.	435,754	8,310
Home BancShares, Inc.	206,430	4,841
IBERIABANK Corp.	189,082	9,779
PacWest Bancorp	276,379	4,875
SCBT Financial Corp.	136,553	4,033
Webster Financial Corp.	574,400	11,281
Wintrust Financial Corp.	242,000	6,989

Total		50,108

Commercial Services & Supplies 2.44%

Herman Miller, Inc.	504,892	10,426
Steelcase, Inc. Class A	1,877,100	13,909

Total		24,335

Communications Equipment 1.92%

DG FastChannel, Inc.*	705,600	13,152
Polycom, Inc.*	366,900	6,065

Total		19,217

Containers & Packaging 1.17%

Temple-Inland, Inc.	368,809	11,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND October 31, 2011

Investments	Shares	Fair Value (000)
Diversified Financial Services 2.22%

Encore Capital Group, Inc.*	439,217	$11,899
Portfolio Recovery Associates, Inc.*	146,254	10,258

Total		22,157

Electrical Equipment 3.55%

A. O. Smith Corp.	404,119	15,017
General Cable Corp.*	451,200	12,652
Thomas & Betts Corp.*	156,457	7,774

Total		35,443

Electronic Equipment, Instruments & Components 4.05%

FARO Technologies, Inc.*	146,710	6,129
Itron, Inc.*	278,307	10,239
National Instruments Corp.	321,229	8,580
ScanSource, Inc.*	445,334	15,480

Total		40,428

Energy Equipment & Services 5.22%

Complete Production Services, Inc.*	406,013	13,317
GulfMark Offshore, Inc. Class A*	252,844	10,516
Helix Energy Solutions Group, Inc.*	671,100	12,120
Hornbeck Offshore Services, Inc.*	205,200	6,739
Superior Energy Services, Inc.*	335,900	9,445

Total		52,137

Food & Staples Retailing 2.19%

Casey’s General Stores, Inc.	86,361	4,279
Chefs’ Warehouse, Inc. (The)*	377,900	5,400
Ruddick Corp.	280,100	12,243

Total		21,922

Food Products 2.23%

Darling International, Inc.*	543,800	7,624
J & J Snack Foods Corp.	284,937	14,694

Total		22,318

Health Care Equipment & Supplies 2.66%

Cooper Cos., Inc. (The)	138,595	9,604
Masimo Corp.	307,624	6,362
Thoratec Corp.*	291,679	10,649

Total		26,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND October 31, 2011

Investments	Shares	Fair Value (000)
Health Care Providers & Services 5.69%

Catalyst Health Solutions, Inc.*	195,526	$10,748
Centene Corp.*	446,371	15,690
Hanger Orthopedic Group, Inc.*	464,100	8,061
Healthways, Inc.*	240,453	1,722
MEDNAX, Inc.*	173,300	11,403
PSS World Medical, Inc.*	417,054	9,280

Total		56,904

Hotels, Restaurants & Leisure 0.50%

Life Time Fitness, Inc.*	115,200	4,969

Information Technology Services 3.30%

Cardtronics, Inc.*	864,063	21,541
FleetCor Technologies, Inc.*	409,133	11,439

Total		32,980

Insurance 1.70%

RLI Corp.	134,710	9,476
Tower Group, Inc.	315,973	7,498

Total		16,974

Internet Software & Services 2.62%

Constant Contact, Inc.*	576,700	11,672
Dice Holdings, Inc.*	404,300	4,116
NIC, Inc.	754,270	10,417

Total		26,205

Life Sciences Tools & Services 0.72%

Techne Corp.	105,050	7,227

Machinery 4.95%

Astec Industries, Inc.*	301,109	10,012
IDEX Corp.	354,600	12,571
Middleby Corp. (The)*	197,289	16,627
Robbins & Myers, Inc.	229,200	10,243

Total		49,453

Media 1.21%

John Wiley & Sons, Inc. Class A	254,000	12,080

Metals & Mining 2.48%

Carpenter Technology Corp.	251,304	14,254
Reliance Steel & Aluminum Co.	237,700	10,504

Total		24,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND October 31, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 4.57%

Carrizo Oil & Gas, Inc.*	359,953	$9,791
Lone Pine Resources, Inc. (Canada)*(a)	668,200	5,032
Rosetta Resources, Inc.*	287,200	12,734
World Fuel Services Corp.	453,400	18,068

Total		45,625

Real Estate Investment Trusts 5.36%

American Campus Communities, Inc.	308,900	12,025
LaSalle Hotel Properties	352,800	8,435
Mid-America Apartment Communities, Inc.	165,300	10,315
Pebblebrook Hotel Trust	633,400	12,054
Post Properties, Inc.	260,200	10,689

Total		53,518

Real Estate Management & Development 2.30%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	203,400	8,187
Jones Lang LaSalle, Inc.	229,186	14,810

Total		22,997

Semiconductors & Semiconductor Equipment 5.27%

NetLogic Microsystems, Inc.*	261,500	12,866
PMC-Sierra, Inc.*	1,164,340	7,382
Power Integrations, Inc.	138,615	4,939
Semtech Corp.*	712,051	17,388
Silicon Laboratories, Inc.*	234,900	10,042

Total		52,617

Software 2.32%

Progress Software Corp.*	567,382	11,949
SS&C Technologies Holdings, Inc.*	705,632	11,191

Total		23,140

Specialty Retail 3.85%

Aaron’s, Inc.	600,610	16,073
Guess?, Inc.	315,100	10,395
Select Comfort Corp.*	579,500	12,036

Total		38,504

Textiles, Apparel & Luxury Goods 3.16%

Deckers Outdoor Corp.*	111,800	12,884
Wolverine World Wide, Inc.	491,596	18,646

Total		31,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST (formerly, Lord Abbett Blend Trust) - SMALL CAP BLEND FUND October 31, 2011

Investments	Shares	Fair Value (000)
Thrifts & Mortgage Finance 1.61%

Ocwen Financial Corp.*	1,112,488	$16,131

Trading Companies & Distributors 0.62%

Titan Machinery, Inc.*	267,700	6,245

Total Common Stocks (cost $872,019,641)		960,803

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.33%

Repurchase Agreement

Repurchase Agreement dated 10/31/2011, 0.01% due 11/1/2011 with Fixed Income Clearing Corp. collateralized by $44,115,000 of Federal Home Loan Bank at 0.20% due 8/16/2012; value: $44,115,000; proceeds: $43,245,581 (cost $43,245,569)	$43,246	43,246

Total Investments in Securities 100.49% (cost $915,265,210)		1,004,049

Liabilities in Excess of Other Assets (0.49)%		(4,898)

Net Assets 100.00%		$999,151

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust,” formerly, Lord Abbett Blend Trust) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. As of October 31, 2011, the Trust had one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). Effective August 1, 2011, Lord Abbett Blend Trust changed its name to Lord Abbett Equity Trust.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$960,803	$—	$—	$960,803
Repurchase Agreement	—	43,246	—	43,246

Total	$960,803	$43,246	$—	$1,004,049

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$917,127,626

Gross unrealized gain	131,331,989
Gross unrealized loss	(44,410,450)

Net unrealized security gain	$86,921,539

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2011